Other Financial Liabilities (debt)	12 Months Ended
Dec. 31, 2023
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities (debt)

10.   Other financial liabilities (debt)

This item is made up as follows:

	December 31, 2023	December 31, 2022
	US$(000)	US$(000)
Current debt:
Lease liabilities (a)	9,909	7,028

Non-current debt:
Lease liabilities (a)	49,683	56,097

Total other financial liabilities	59,592	63,125
(a)	The lease liability consists of leased land, buildings and other constructions, and machinery and equipment which are used in mine operations.

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2023	2022
	US$(000)	US$(000)

Balance at beginning of the year	63,125	70,120
Additions	3,946	4,957
Accrued interest (see Note 18)	3,685	3,912
Payments	(7,423)	(12,327)
Interest payments	(3,685)	(3,912)
Exchange rate effect	(56)	375

Total lease liabilities	59,592	63,125

For the year ended December 31, 2023, the following are the amounts recognized in profit:

	2023	2022
	US$(000)	US$(000)

Expenses related to variable lease payments, low-value and short-term leases	17,755	13,431
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	11,117	12,708
Interest expense on lease liabilities (see Note 18)	3,685	3,912

	32,557	30,051

The Company has certain lease contracts for machinery and equipment used in mine operations that contain variable payments based on the number of hours that machinery or equipment is used in operations.

(b)	Revolving Credit Facility -

On May 31, 2022, the Company entered into a US$350 million, senior unsecured revolving credit facility with several banks led by the Bank of Nova Scotia. The revolving credit facility expires on May 31, 2027. In May 2022, the Company borrowed US$325 million on this revolving credit facility, which was repaid using operating cash flows during June 2022. During the year ended December 31, 2022, the Company has recognized debt issuance costs related to the revolving credit facility of US$3.5 million, which are being amortized over the term of the revolving credit facility agreement. For the years ended December 31, 2023 and 2022, the Company recognized interest expense in the statements of comprehensive income of US$1.9 million associated with the revolving credit facility (see Note 18).

Interest on the revolving credit facility is calculated based on the adjusted Secured Overnight Financing Rate plus a spread and credit rate differential adjustment contemplated in the contract, and the undrawn portion is subject to a commitment fee of 0.50%.

Restrictive Covenants –

The revolving credit facility contains certain financial ratios that the Company must comply with on a quarterly basis, including a total net debt to earnings before interest, taxes, depreciation, and amortization ratio (which cannot exceed 3.50 to 1) and an interest coverage ratio (which cannot be less than 3.0 to 1), defined by the agreement. As of December 31, 2023, the Company was in compliance with all of its covenants.

Following is the movement of the changes derived from the financing activities for the year ended December 31, 2023 and 2022:

				Long term					Long term
	January 1,			to short term		December 31,			to short term		December 31,
	2022	Additions	Payments	transfers	Others	2022	Additions	Payments	transfers	Others	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Revolving credit facility	—	325,000	(325,000)	—	—	—	—	—	—	—	—
Senior unsecured credit facility	325,000	—	(325,000)	—	—	—	—	—	—	—	—
Lease liabilities, see Note 10 (a)	7,617	—	(12,327)	11,537	201	7,028	—	(7,423)	10,376	(72)	9,909
Senior unsecured credit facility debt issuance costs	(305)	—	—	—	305	—	—	—	—	—	—

Non-current:
Lease liabilities, see Note 10 (a)	62,503	4,957	—	(11,537)	174	56,097	3,946	—	(10,376)	16	49,683

Total liabilities from financing activities	394,815	329,957	(662,327)	—	680	63,125	3,946	(7,423)	—	(56)	59,592